Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	15 Months Ended	17 Months Ended	18 Months Ended	20 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	27 Months Ended	29 Months Ended	30 Months Ended	32 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended	39 Months Ended	41 Months Ended	42 Months Ended	44 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	50 Months Ended	51 Months Ended	53 Months Ended	54 Months Ended	56 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	63 Months Ended	65 Months Ended	66 Months Ended	68 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	74 Months Ended	75 Months Ended	77 Months Ended	78 Months Ended	80 Months Ended	81 Months Ended	83 Months Ended	84 Months Ended	86 Months Ended	87 Months Ended	89 Months Ended	90 Months Ended	92 Months Ended	93 Months Ended	95 Months Ended	96 Months Ended	98 Months Ended	99 Months Ended	101 Months Ended	102 Months Ended	104 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Jul. 06, 2017	Feb. 29, 2016	Aug. 31, 2017	May 31, 2016	Nov. 30, 2017	Aug. 31, 2016	Feb. 28, 2018	Nov. 30, 2016	May 31, 2018	Feb. 28, 2017	Aug. 31, 2018	May 31, 2017	Nov. 30, 2018	Aug. 31, 2017	Feb. 28, 2019	Nov. 30, 2017	May 31, 2019	Feb. 28, 2018	Aug. 31, 2019	May 31, 2018	Nov. 30, 2019	Aug. 31, 2018	Feb. 29, 2020	Nov. 30, 2018	May 31, 2020	Feb. 28, 2019	Aug. 31, 2020	May 31, 2019	Nov. 30, 2020	Aug. 31, 2019	Feb. 28, 2021	Nov. 30, 2019	May 31, 2021	Feb. 29, 2020	Aug. 31, 2021	May 31, 2020	Nov. 30, 2021	Aug. 31, 2020	Feb. 28, 2022	Nov. 30, 2020	May 31, 2022	Feb. 28, 2021	Aug. 31, 2022	May 31, 2021	Nov. 30, 2022	Aug. 31, 2021	Feb. 28, 2023	Nov. 30, 2021	May 31, 2023	Feb. 28, 2022	Aug. 31, 2023	May 31, 2022	Nov. 30, 2023	Aug. 31, 2022	Feb. 29, 2024	Nov. 30, 2022	May 31, 2024	Feb. 28, 2023	Aug. 31, 2024	May 31, 2023	Nov. 30, 2024	Aug. 31, 2023	Feb. 28, 2025	Nov. 30, 2023	May 31, 2025	Feb. 29, 2024	Aug. 31, 2025	May 31, 2024	Nov. 30, 2025	Aug. 31, 2024	Feb. 28, 2026	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026
C000005543
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,999		$ 10,055		$ 9,882		$ 10,000		$ 10,059		$ 10,100		$ 10,008		$ 10,015		$ 10,022		$ 10,071		$ 10,064		$ 10,174		$ 10,269		$ 10,363		$ 10,357		$ 10,449		$ 10,382		$ 10,432		$ 10,458		$ 10,503		$ 10,525		$ 10,543		$ 10,515		$ 10,404		$ 10,338		$ 10,282		$ 10,293		$ 10,307		$ 10,346		$ 10,412		$ 10,568		$ 10,648		$ 10,627		$ 10,860		$ 10,904	$ 10,972	$ 11,000	$ 11,179	$ 11,207	$ 11,344
C000193182
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 503,575		$ 499,099		$ 499,543		$ 500,007		$ 502,615		$ 502,353		$ 507,994		$ 512,857		$ 517,659		$ 517,476		$ 522,190		$ 518,999		$ 521,593		$ 523,018		$ 525,379		$ 526,648		$ 527,643		$ 526,397		$ 521,001		$ 517,818		$ 515,140		$ 515,798		$ 516,629		$ 519,744		$ 522,129		$ 530,048		$ 534,188		$ 533,310		$ 545,105		$ 547,441		$ 551,004		$ 552,507		$ 561,635		$ 563,172		$ 571,303
Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,133		10,314		9,776		10,025		10,281		10,405		10,322		10,276		10,395		10,456		10,439		10,701		11,061		11,368		11,325		11,713		11,501		11,736		11,879		11,837		12,046		12,134		12,114		11,759		11,227		11,087		11,067		11,159		11,282		11,276		11,541		11,764		11,584		11,962		12,110	12,112	11,819	11,971	12,429	12,713
Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	500,000		508,506		504,440		502,206		508,013		510,989		510,139		522,934		540,548		555,543		553,458		572,410		562,052		573,518		580,547		578,467		588,667		592,995		591,991		574,649		548,673		541,805		540,844		545,356		551,363		551,041		564,005		574,904		566,100		584,591		591,810		591,928		577,579		585,042		607,405		621,305
Bloomberg 1-3 Year Municipal Bond Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,998		$ 10,033		$ 9,936		$ 10,046		$ 10,095		$ 10,139		$ 10,057		$ 10,108		$ 10,124		$ 10,184		$ 10,198		$ 10,313		$ 10,399		$ 10,497		$ 10,521		$ 10,612		$ 10,692		$ 10,736		$ 10,752		$ 10,772		$ 10,803		$ 10,819		$ 10,799		$ 10,672		$ 10,581		$ 10,554		$ 10,584		$ 10,574		$ 10,636		$ 10,713		$ 10,863		$ 10,944		$ 10,941		$ 11,178		$ 11,230	$ 11,326	$ 11,365	$ 11,556	$ 11,587	$ 11,756
Bloomberg 1-3 Year Municipal Bond Index
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 503,083		$ 499,002		$ 501,548		$ 502,361		$ 505,329		$ 506,025		$ 511,722		$ 515,998		$ 520,878		$ 522,039		$ 526,562		$ 530,508		$ 532,692		$ 533,483		$ 534,521		$ 536,019		$ 536,848		$ 535,837		$ 529,521		$ 525,026		$ 523,683		$ 525,162		$ 524,692		$ 527,755		$ 531,557		$ 539,032		$ 543,022		$ 542,909		$ 554,661		$ 557,207		$ 562,002		$ 563,939		$ 573,397		$ 574,916		$ 583,334